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                                Statement of Additional Information Supplement

                                February 24, 2006




                     Morgan Stanley Institutional Fund, Inc.



Supplement dated
February 24, 2006 to the
Statement of Additional
Information of Morgan Stanley
Institutional Fund, Inc.
dated April 29, 2005

With respect to the International Equity Portfolio, the following information is hereby added within the section of the STATEMENT OF ADDITIONAL INFORMATION titled "V. Investment Advisory and Other Services - Fund Management":

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER: As of January 31, 2006, John S. Goodacre managed two mutual funds with a total of approximately
$1.4 billion in assets; no pooled investment vehicles; and no other accounts.

SECURITIES OWNERSHIP OF PORTFOLIO MANGER: As of January 31, 2006, the dollar range of securities beneficially owned by John S. Goodacre in the Portfolio was $1-$10,000.









                            PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.